Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of December 31,
	2025	2024

Accounts receivables	12,326	11,238
Allowances for credit losses	-	(312)
Accounts receivables, net	12,326	10,926

Schedule of Allowance for Credit Losses

The following table presents the activity in the allowance for credit losses for the years ended December 31, 2025, and 2024:

	As of December 31,
	2025	2024

Opening balance	312	312
Credit loss expense	-	-
Recoveries collected	(312)	-
Closing balance	-	312